FINANCIAL INSTRUMENTS - Fair value hierarchy and other disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value and other disclosures
Financial assets	$ 45,686	$ 62,118
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities	267,959	277,342
Amortized cost
Fair value and other disclosures
Financial assets	28,852	29,874
Other short-term investments | Level 1 | At fair value
Fair value and other disclosures
Financial assets	8,797	31,531
Investments | Amortized cost
Fair value and other disclosures
Financial assets at fair value	176	1,443
Financial assets	171	1,452
Government bonds | Level 1 | At fair value
Fair value and other disclosures
Financial assets	6,593	404
Financial debt
Fair value and other disclosures
Financial liabilities	200,200	206,928
Financial liabilities at fair value	186,693	203,393
Notes
Fair value and other disclosures
Financial liabilities	95,297	72,938
Financial liabilities at fair value	88,290	71,339
Other financial debts
Fair value and other disclosures
Financial liabilities	104,903	133,990
Financial liabilities at fair value	$ 98,403	$ 132,054